Related party balances and transactions (Related party commitments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Capital commitments	¥ 1,044,526	¥ 1,947,988
Fuel purchase and transportation commitments	5,149,896	1,519,364
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Fuel purchase and transportation commitments	¥ 16,921	¥ 131,810